CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE PROMISSORY NOTES THIRD PARTIES
Schedule of conversion into shares (Tri-Bridge Ventures LLC)
Amount Converted		Conversion Price Per Share	Number Shares
	$25,000	$0.001		24,999,998
Total Converted:	$25,000		Total Shares:	24,999,188

Schedule of conversion into shares (Power Up Lending Group Ltd)D6
Amount Converted		Conversion Price Per Share	Number Shares
	$15,000	$0.0162		925,926
	$20,000	$0.0143		1,398,601
	$20,500	$0.0143		1,666,434
Total Converted:	$55,500		Total Shares:	3,990,961

Schedule of through conversion into shares (Power Up Lending Group Ltd)
Amount Converted			Conversion Price Per Share	Number Shares
	$15,000		$0.0137		1,094,891
	$20,000		$0.0093		2,150,538
	$11,110	*	$0.0081		1,371,605
Total Converted:	46,110			Total Shares:	4,617,034
* This amount includes $2,610 of interest.

Schedule of accrued 16,200 interest on the Talos 2022
Amount Converted		Conversion Price Per Share	Number Shares
	$16,200	$0.001		16,200,000
Total Converted:	$16,200		Total Shares:	16,200,000

Schedule of 28,500 in principal on the Talos
Amount Converted		Conversion Price Per Share	Number Shares
	$28,500	$0.001		28,500,000
Total Converted:	$28,500		Total Shares:	28,500,000

Schedule of Mast Hill Fund, L.P. coversion into share
Amount Converted		Conversion Price Per Share	Number Shares
	$46,500	$0.001		46,500,000
Total Converted:	$46,500		Total Shares:	46,500,000